CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.0%
Australia - 2.6%
CSL Ltd.	39,708	6,012,735

Canada - 2.4%
CAE, Inc.	209,437	5,631,153

Denmark - 4.3%
Coloplast A/S, Class B	37,113	4,195,207
Novo Nordisk A/S, Class B	111,718	5,706,242
		9,901,449

France - 5.4%
Kering SA	10,499	6,196,751
Legrand SA	85,269	6,233,916
		12,430,667

Germany - 2.7%
adidas AG	20,279	6,273,716

Hong Kong - 2.8%
AIA Group Ltd.	603,352	6,515,537

India - 0.2%
HDFC Bank Ltd. ADR	3,097	402,734

Ireland - 1.8%
Kerry Group plc, Class A	34,754	4,149,621

Japan - 18.7%
Disco Corp. (1)	13,700	2,260,716
Japan Lifeline Co. Ltd. (1)	182,200	2,959,937
Kao Corp. (1)	79,541	6,069,321
Makita Corp.	104,000	3,550,817
MISUMI Group, Inc.	120,860	3,046,497
ORIX Corp.	297,000	4,438,633
Pan Pacific International Holdings Corp.	78,500	4,990,990
Recruit Holdings Co. Ltd.	134,200	4,493,269
Santen Pharmaceutical Co. Ltd.	198,492	3,299,955
Seven & I Holdings Co. Ltd.	108,717	3,683,482
Yamaha Corp.	96,800	4,607,429
		43,401,046

Netherlands - 3.5%
ASML Holding NV	26,684	5,552,669

ING Groep NV	229,245	2,655,515
		8,208,184

New Zealand - 1.4%
Fisher & Paykel Healthcare Corp. Ltd.	322,533	3,355,153

Singapore - 1.9%
DBS Group Holdings Ltd.	227,628	4,372,746

South Africa - 1.6%
Naspers Ltd., Class N	15,539	3,761,216

Spain - 6.9%
Amadeus IT Group SA, Class A (1)	67,782	5,371,418
Iberdrola SA	567,918	5,654,292
Industria de Diseno Textil SA	162,516	4,889,664
		15,915,374

Sweden - 8.2%
Assa Abloy AB, Class B	260,925	5,887,169
Atlas Copco AB, Class A	109,922	3,522,520
Indutrade AB	148,779	4,757,080
Tele2 AB, Class B	334,076	4,879,245
		19,046,014

Switzerland - 9.1%
Lonza Group AG	16,522	5,577,709
Nestle SA	98,669	10,214,433
Sika AG	30,986	5,293,730
		21,085,872

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	102,949	4,032,512

United Kingdom - 17.4%
Compass Group plc	204,786	4,909,080
GlaxoSmithKline plc	295,870	5,930,662
Halma plc	163,765	4,205,912
London Stock Exchange Group plc	62,703	4,369,421
Melrose Industries plc	2,077,592	4,775,881
Prudential plc	233,008	5,086,790
Unilever plc	124,362	7,719,802
Weir Group plc (The)	171,335	3,371,245
		40,368,793

United States - 3.4%
Visa, Inc., Class A	19,285	3,346,912
Xylem, Inc.	54,125	4,527,015
		7,873,927

Total Common Stocks (Cost $187,946,623)		222,738,449

PREFERRED STOCKS - 0.1%
Venture Capital - 0.1%
Bioceptive, Inc.:
Series A (2)(3)(4)	582,574	—
Series B (2)(3)(4)	40,523	—
FINAE, Series D (2)(3)(4)	2,597,442	179,986
		179,986

Total Preferred Stocks (Cost $491,304)		179,986

		VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTERESTS - 0.6%
Africa Renewable Energy Fund LP (2)(3)(4)		1,033,200
Blackstone Clean Technology Partners LP (2)(3)(4)		6,791
China Environment Fund 2004 LP (2)(3)(4)		2,048
Emerald Sustainability Fund I LP (2)(3)(4)		80,141
gNet Defta Development Holding LLC (2)(3)(4)(5)		250,483
SEAF Central and Eastern European Growth Fund LLC (2)(3)(4)(5)		27,976
SEAF India International Growth Fund LP (2)(3)(4)		26,763

Total Venture Capital Limited Partnership Interests (Cost $2,220,818)		1,427,402

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.0%
Windhorse International-Spring Health Water Ltd., 1.00%, 9/15/19 (2)(4)(6)	70,000	—

Total Venture Capital Debt Obligations (Cost $70,000)		—

HIGH SOCIAL IMPACT INVESTMENTS - 2.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (2)(5)	4,431,583	4,374,593
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (2)(4)(7)	220,000	206,580
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (2)(4)(7)	283,000	258,945

Total High Social Impact Investments (Cost $4,934,583)		4,840,118

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	7,447,023	7,447,023

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,447,023)		7,447,023

TOTAL INVESTMENTS (Cost $203,110,351) - 102.0%	236,632,978
Other assets and liabilities, net - (2.0%)	(4,735,459)
NET ASSETS - 100.0%	231,897,519

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $13,734,732 and the total market value of the collateral received by the Fund was $14,362,358, comprised of cash of $7,447,023 and U.S. Government and/or agency securities of $6,915,335.

(2) Restricted security. Total market value of restricted securities amounts to $6,447,506, which represents 2.8% of the net assets of the Fund as of June 30, 2019.
(3) Non-income producing security.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Affiliated company.
(6) Security defaulted as to principal and interest in March 2013. It has been restructured at a 9% rate maturing on September 15, 2019 with 1% to be paid annually and the remaining interest due at maturity. As of June 30, 2019, security is in default with respect to its annual 1% interest payment.

(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

Abbreviations:
ADR:	American Depositary Receipt

At June 30, 2019, the concentration of the Fund's investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% of total investments*
Industrials	21.7%
Health Care	16.2%
Consumer Discretionary	15.5%
Consumer Staples	13.9%
Financials	12.2%
Information Technology	10.8%
Utilities	2.5%
Materials	2.3%
Communication Services	2.1%
High Social Impact Investments	2.1%
Venture Capital Limited Partnership Interests	0.6%
Venture Capital	0.1%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Africa Renewable Energy Fund LP	4/17/14-5/13/19	991,539
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners LP	7/29/10-6/25/15	78,853
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	4,431,583
China Environment Fund 2004 LP	9/15/05-4/1/09	—
Emerald Sustainability Fund I LP	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	220,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	283,000
SEAF Central and Eastern European Growth Fund LLC	8/10/00-8/26/11	146,100
SEAF India International Growth Fund LP	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water Ltd., 1.00%, 9/15/19	2/12/14	70,000

At June 30, 2019, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated companies was $4,653,052, which represents 2.0% of the Fund's net assets. Transactions in the Notes and affiliated companies for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,431,583	$—	$—	$4,431,583	$4,374,593	$49,855	$—	$—	$109,859
Venture Capital Limited Partnership Interests
SEAF Central and Eastern European Growth Fund LLC (1)(2)(3)	—	—	(9,318)	—	27,976	—	—	—	(1,805)
gNet Defta Development Holding LLC (1)(2)(3)	—	—	—	—	250,483	—	—	—	(7,135)
TOTALS					$4,653,052	$49,855	$—	$—	$100,919

(1) Restricted security.
(2) Non-income producing security.
(3) For fair value measurement disclosure purposes, security is categorized as Level 3.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund's holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Canada	$5,631,153	$—		$—	$5,631,153
India	402,734	—		—	402,734
Taiwan	4,032,512	—		—	4,032,512
United States	7,873,927	—		—	7,873,927
Other Countries(2)	—	204,798,123		—	204,798,123
Total Common Stocks	$17,940,326	$204,798,123	(3)	$—	$222,738,449
Preferred Stocks - Venture Capital	—	—		179,986	179,986
Venture Capital Limited Partnership Interests	—	—		1,427,402	1,427,402
Venture Capital Debt Obligations	—	—		—	—
High Social Impact Investments	—	4,374,593		465,525	4,840,118
Short Term Investment of Cash Collateral for Securities Loaned	7,447,023	—		—	7,447,023
Total Investments	$25,387,349	$209,172,716		$2,072,913	$236,632,978

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.